Tax-related balances - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 281,475	€ 262,725
Wallbox USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	56,539	69,228
Albert Buettner GmbH [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	17,137	16,494
Other Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 17,137	€ 15,657